Staff costs and Directors Remuneration (Schedule of Directors' Remuneration) (Details)	12 Months Ended
Dec. 31, 2024 USD ($) shares
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Andrs Ocampo [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares | shares	0
Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 240,000
Director Fees Paid as Shares | shares	26,206
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 220,000
Director Fees Paid as Shares | shares	10,919
Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 230,000
Director Fees Paid as Shares | shares	25,113
Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 270,000
Director Fees Paid as Shares | shares	29,481
Brian Maxted [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 390,581
Director Fees Paid as Shares | shares	12,085
Carlos Macellari [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 111,702
Director Fees Paid as Shares | shares	5,734
Marcela Vaca [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 228,487
Director Fees Paid as Shares | shares	12,156
Non-Executive Directors' Fees | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 0
Non-Executive Directors' Fees | Andrs Ocampo [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	120,000
Non-Executive Directors' Fees | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	0
Non-Executive Directors' Fees | Brian Maxted [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	279,891
Non-Executive Directors' Fees | Carlos Macellari [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	59,623
Non-Executive Directors' Fees | Marcela Vaca [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 117,147